General	12 Months Ended
Dec. 31, 2014
General [Abstract]
General

Note 1 - General

RiT Technologies Ltd., an Israeli company, which was incorporated and commenced operations in 1989, pioneered the development of intelligent physical layer solutions, designed to provide superior control, utilization and maintenance of networks. The Company is a leading provider of intelligent infrastructure management (IIM) solutions and a developer of an innovative indoor optical wireless technology solution.

The Company's IIM products provide and enhance security and network utilization for data centers, communication rooms and work space environments. The products help companies plan and provide, monitor and troubleshoot their communications networks, maximizing utilization, reliability and physical security of the network while minimizing unplanned downtime. The IIM solutions are deployed around the world, in a broad range of organizations, including data centers in the private sector, government agencies, financial institutions, airport authorities, healthcare and education institutions.

The Company Beamcaster™ product is the first of the Company's indoor optical wireless technology solutions. It is designed to help customers streamline deployment, reduce infrastructure design, installation and maintenance complexity and enhance security in a cost effective way.

RiT Technologies Ltd. has a wholly-owned subsidiary in the United States, RiT Technologies Inc. (the “US subsidiary”), which was incorporated in 1993 under the laws of the State of New Jersey.  The US subsidiary is primarily engaged in the selling and marketing in the United States of RiT Technologies Ltd's products.

In this document the terms the “Company” or “RiT” refer to RiT Technologies Ltd. together with its wholly-owned subsidiary RiT Technologies Inc.

The Company has significant losses attributable to its operations. To Date, the Company has managed its liquidity through a series of cost reduction initiatives, expansion of its sales into new markets, private placement transactions, raising capital through sales and issuance of its stock to the public and line of credit from its principal shareholder.

Based on the most current sales and spending projections, the Company anticipates that its existing capital resources, including, as necessary, the line of credit available under the Convertible Loan Agreement from its principal shareholder (as described in Note 6), will be adequate to satisfy its working capital and capital expenditure requirements for at least the next 12 months. The Company may need to raise additional funds to support the execution of its long-term growth strategy through the line of credit from its principal shareholder or additional capital raises. There is no assurance that the Company will be able to raise additional capital.